LIFE & ANNUITY TRUST
                      Registration Nos. 33-70988; 811-8118

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Life & Annuity Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the Trust's Asset Allocation, Equity Value, Growth, Money Market, Strategic Growth and U.S. Government Allocation Funds, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, the text of which was filed on April 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 7th day of May, 1999.


Witness:                                          LIFE & ANNUITY TRUST


By:       /s/ Ann Bonsteel                        By:  /s/ Richard H. Blank, Jr.
Name:     Ann Bonsteel                                     Richard H. Blank, Jr.
Title:    Assistant Secretary                           Chief Operating Officer,
                                                         Secretary and Treasurer